Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Net deferred tax asset	$ 101,493	$ 88,203
Non-current deferred tax assets	104,250	90,287
Non-current deferred tax liabilities	2,757	$ 2,084
Temporary differences related to investments in foreign subsidiaries	423,828
Tax Year 2009 to 2017
Income Taxes [Line Items]
Estimate of possible loss	$ 175,000